Investments in associates (Narrative) (Details) $ / shares in Units, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2020 CAD ($) share $ / shares	May 31, 2020	Dec. 31, 2021 CAD ($) share	Dec. 31, 2020 CAD ($)
Disclosure of associates [line items]
Acquisition price allocated to Investments in associates			$ 125,354	$ 119,219
Net gain on ownership dilution			$ 1,847	$ 10,381
Osisko Mining [Member]
Disclosure of associates [line items]
Additional investments held in associates	$ 14,800
Investment units held | share	4,054,000
Exercise price of investment warrants | $ / shares	$ 5.25
Acquisition price allocated to Investments in associates	$ 13,600
Acquisition price allocated to warrant	$ 1,200
Proportion of ownership interest in associate	14.70%	15.80%	14.40%	14.50%
Net gain on ownership dilution				$ 10,400
Shares held in associates | share			50,023,569
Osisko Mining [Member] | Windfall Lake project [Member] | Bottom of range [Member]
Disclosure of associates [line items]
NSR royalty percentage			2.00%
Osisko Mining [Member] | Windfall Lake project [Member] | Top of range [Member]
Disclosure of associates [line items]
NSR royalty percentage			3.00%
Osisko Mining [Member] | Other properties held by Osisko Mining [Member]
Disclosure of associates [line items]
NSR royalty percentage			1.00%
Osisko Metals [Member]
Disclosure of associates [line items]
Proportion of ownership interest in associate			15.40%	17.40%
Shares held in associates			31,127,397
Osisko Metals [Member] | Pine Point mining camp [Member]
Disclosure of associates [line items]
NSR royalty percentage			2.00%
Osisko Metals [Member] | Bathurst mining camp [Member]
Disclosure of associates [line items]
NSR royalty percentage			1.00%